UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-8544

FPA Funds Trust’s FPA Crescent Fund
(Exact name of registrant as specified in charter)

11601 Wilshire Boulevard, Suite 1200, Los Angeles, California		90025
(Address of principal executive offices)		(Zip code)

J. Richard Atwood, President, FPA Funds Trust, 11601 Wilshire Boulevard, Suite 1200, Los Angeles, California 90025
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2015

ITEM 1. Schedule of Investments.

FPA Funds Trust’s

FPA Crescent Fund

Portfolio of Investments

March 31, 2015 (Unaudited)

FPA CRESCENT FUND

PORTFOLIO OF INVESTMENTS

March 31, 2015

(Unaudited)

	Shares	Fair Value
COMMON STOCKS
INFRASTRUCTURE SOFTWARE — 6.7%
Microsoft Corp.	14,530,000	$590,717,150
Oracle Corp.	17,208,000	742,525,200
		$1,333,242,350
FOOD & DRUG STORES — 3.4%
CVS Health Corp.	4,146,600	427,970,586
Jardine Strategic Holdings Ltd. (Hong Kong)	1,951,900	68,316,500
Walgreens Boots Alliance, Inc.	2,175,000	184,179,000
		$680,466,086
DIVERSIFIED BANKS — 3.2%
Bank of America Corp.	12,111,900	186,402,141
Citigroup, Inc.	8,645,300	445,405,856
		$631,807,997
INSURANCE BROKERS — 3.1%
Aon plc (Britain)	6,430,000	$618,051,600

COMMUNICATIONS EQUIPMENT — 2.6%
ARRIS Group, Inc.*	5,589,000	161,494,155
Cisco Systems, Inc.	13,330,600	366,924,765
		$528,418,920
ENTERTAINMENT CONTENT — 2.3%
Naspers Ltd. (N Shares) (South Africa)	3,001,708	$462,791,158

AIRCRAFT & PARTS — 2.3%
Meggitt plc (Britain)	29,396,901	239,186,388
United Technologies Corp.	1,880,000	220,336,000
		$459,522,388
BEVERAGES — 2.3%
Anheuser-Busch InBev NV (ADR) (Belgium)	1,990,000	242,600,900
Carlsberg A/S (B Shares) (Denmark)	2,601,624	214,909,684
		$457,510,584
ELECTRICAL COMPONENTS — 2.2%
TE Connectivity Ltd. (Switzerland)	6,239,400	$446,865,828

ADVERTISING & MARKETING — 2.1%
Interpublic Group of Cos., Inc. (The)	8,974,000	198,504,880
WPP plc (Britain)	10,134,960	230,173,599
		$428,678,479
LIFE SCIENCE EQUIPMENT — 2.1%
Thermo Fisher Scientific, Inc.	3,180,000	$427,201,200

P&C INSURANCE — 2.1%
American International Group, Inc.	7,580,800	$415,352,032

SEMICONDUCTOR DEVICES — 2.0%
Analog Devices, Inc.	3,522,000	221,886,000
Intel Corp.	1,805,000	56,442,350

QUALCOMM, Inc.	1,836,000	127,308,240
		$405,636,590
INTERNET MEDIA — 2.0%
Google, Inc. (Class A)*	220,014	122,041,766
Google, Inc. (Class C)*	220,014	120,567,672
Yahoo!, Inc.*	3,409,200	151,487,802
		$394,097,240
EXPLORATION & PRODUCTION — 1.9%
Canadian Natural Resources Ltd. (Canada)	5,280,000	162,148,800
Occidental Petroleum Corp.	3,099,300	226,248,900
		$388,397,700
HEALTH CARE SUPPLY CHAIN — 1.8%
Express Scripts Holding Co.*	4,234,000	$367,384,180

BASE METALS — 1.8%
Alcoa, Inc.	19,175,000	247,741,000
MMC Norilsk Nickel OJSC (ADR) (Russia)	3,289,684	58,441,236
Norsk Hydro ASA (Norway)	8,397,350	44,187,801
		$350,370,037
HOUSEHOLD PRODUCTS — 1.5%
Henkel AG & Co. KGaA (Germany)	1,061,150	109,741,560
Unilever NV (CVA) (Britain)	4,300,000	179,926,475
		$289,668,035
ELECTRICAL POWER EQUIPMENT — 1.0%
General Electric Co.	8,215,200	$203,819,112

INVESTMENT COMPANIES — 1.0%
Groupe Bruxelles Lambert SA (Belgium)	2,358,735	$195,670,187

CONTAINERS & PACKAGING — 0.9%
Owens-Illinois, Inc.*	8,009,100	$186,772,212

INTEGRATED OILS — 0.9%
Gazprom OAO (ADR) (Russia)	12,676,800	60,265,507
Lukoil OAO (ADR) (Russia)	1,453,600	67,330,752
Rosneft OAO (GDR) (Russia)	5,705,000	24,560,025
Surgutneftegas OAO (Preference Shares) (Russia)	39,282,200	29,846,373
		$182,002,657
PACKAGED FOOD — 0.9%
Orkla ASA (Norway)	23,328,978	$176,508,709

FLOW CONTROL EQUIPMENT — 0.8%
Sulzer AG (Switzerland)	1,478,715	$162,813,856

MEDICAL DEVICES — 0.8%
Medtronic plc (Ireland)	2,020,579	$157,584,956

COMMERCIAL FINANCE — 0.8%
CIT Group, Inc.	3,312,900	$149,478,048

CONSTRUCTION & MINING MACHINERY — 0.7%
Joy Global, Inc.	3,371,800	$132,107,124

REINSURANCE — 0.7%
Alleghany Corp.*	269,435	$131,214,845

TELECOM CARRIERS — 0.5%
Vodafone Group plc (ADR) (Britain)	2,870,999	$93,824,247

CASINOS & GAMING — 0.4%
Genting Malaysia Bhd (Malaysia)	67,555,200	$77,159,038

OTHER COMMON STOCKS — 0.3%		$60,301,137
MARINE SHIPPING — 0.3%
Sound Holding FP Luxembourg*,†,††	1,146,250	$51,231,873

BANKS — 0.2%
Sberbank of Russia (Preference Shares) (Russia)	20,370,200	15,886,656
Sberbank of Russia (ADR) (Russia)	4,969,178	21,834,568
		$37,721,224
AUTOMOTIVE RETAILERS — 0.2%
Jardine Matheson Holdings Ltd. (Hong Kong)	564,700	$35,542,218

OIL & GAS SERVICES & EQUIPMENT — 0.0%
Bennu Oil & Gas LLC-A*,†,††	511,472	9,462,234
Bennu Oil & Gas LLC-B*,†,††	72,957	—
		$9,462,234
TOTAL COMMON STOCKS — 55.8% (Cost $8,325,630,809)		$11,128,676,081

LIMITED PARTNERSHIPS — 0.3%
Endeavour Regional Bank Opportunities Fund. L.P.†,††	99,361	13,292,448
U.S. Farming Realty Trust II, L.P.†,††	100,900	10,648,035
U.S. Farming Realty Trust, L.P.†,††	350,000	42,005,005
		$65,945,488
TOTAL LIMITED PARTNERSHIPS (Cost $52,243,096)		$65,945,488

	Principal Amount	Fair Value
BONDS & DEBENTURES

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.0%
AGENCY POOL FIXED RATE — 0.0%
Federal National Mortgage Association 323282 — 7.50% 7/1/2028	$26,425	$29,907

ASSET-BACKED SECURITIES — 0.4%
RELP 10 — 9.50% 11/20/2017†,††	$5,128,788	$5,128,788
RELP 2 — 9.00% 9/18/2015†,††	13,509,748	13,509,748
RELP 3 — 9.75% 6/20/2015†,††	12,550,669	12,550,669
RELP 4 — 9.00% 12/20/2015†,††	4,189,885	4,189,885
RELP 5 — 9.50% 6/30/2016†,††	6,510,921	6,510,921
RELP 6 — 11.01% 8/18/2016†,††	20,753,790	20,753,790
RELP 7 — 11.25% 8/7/2017†,††	3,867,582	3,867,582
RELP 8 — 10.00% 10/17/2017†,††	4,309,498	4,309,498
RELP 9 — 9.00% 7/30/2017†,††	1,290,086	1,290,086
		$72,110,967
OTHER — 1.6%
Florida Mortgage Resolution Trust 2012-4 A — 0.00% 5/15/2050†,††	408,033	150,114
Ship Loan Participation — 7.80% 12/24/2019†,††	68,202,226	68,202,226
Stanwich Mortgage Loan Trust Series
2012-2 A — 0.00% 3/15/2047†,††	9,688,394	4,117,568
2010-2 A — 0.00% 2/28/2057†,††	15,444,572	7,787,153
2010-4 A — 1.183% 8/31/2049†,††	10,529,328	5,317,311
2011-1 A — 1.187% 8/15/2050†,††	19,967,458	10,531,416
2011-2 A — 1.967% 9/15/2050†,††	14,467,222	7,742,915
2010-3 A — 3.434% 7/31/2038†,††	8,732,331	4,368,785
2010-1 A — 4.083% 9/30/2047†,††	2,559,216	1,294,452
2009-2 A — 4.218% 2/15/2049†,††	3,414,474	1,526,953
2012-4 A — 4.523% 6/15/2051†,††	14,524,585	6,681,309
Sunset Mortgage Loan Co. LLC 2014-NPL1 A — 3.228% 8/16/2044†	213,074,665	213,608,204
		$331,328,406

TOTAL ASSET-BACKED SECURITIES — 2.0%		$403,439,373

CORPORATE BONDS & NOTES — 3.0%
COMMUNICATIONS — 0.1%
NBCUniversal Media LLC — 3.65% 4/30/2015	11,704,000	11,729,707

CONSUMER, CYCLICAL — 0.6%
McDonald’s Corp. — 0.75% 5/29/2015	22,072,000	22,085,533
Sears Holdings Corp. — 6.625% 10/15/2018	79,149,000	73,909,336
Wal-Mart Stores, Inc. — 4.50% 7/1/2015	17,740,000	17,923,836
		$113,918,705
CONSUMER, NON-CYCLICAL — 0.5%
GlaxoSmithKline Capital plc — 0.75% 5/8/2015	49,690,000	49,705,101
Novartis Capital Corp. — 2.90% 4/24/2015	46,445,000	46,516,790
Teva Pharmaceutical Finance II BV / Teva Pharmaceutical Finance III LLC — 3.00% 6/15/2015	7,325,000	7,362,726
		$103,584,617
ENERGY — 1.1%
Shell International Finance BV — 3.10% 6/28/2015	74,187,000	74,671,330
Total Capital SA — 3.00% 6/24/2015	96,882,000	97,456,326
XTO Energy, Inc. — 5.30% 6/30/2015	38,688,000	39,155,107
		$211,282,763
FINANCIAL — 0.4%
iStar Financial, Inc.

— 6.05% 4/15/2015	$6,930,000	$6,930,000
— 5.875% 3/15/2016	18,836,000	19,424,625
— 5.85% 3/15/2017	4,964,000	5,162,560
Springleaf Finance Corp. — 6.90% 12/15/2017	15,366,000	16,403,205
Walter Investment Management Corp. — 7.875% 12/15/2021	25,997,000	23,202,323
Springleaf Finance Corp.
— 5.75% 9/15/2016	5,216,000	5,378,739
— 6.50% 9/15/2017	8,980,000	9,473,900
		$85,975,352
INDUSTRIAL — 0.0%
United Technologies Corp. — 4.875% 5/1/2015	$9,046,000	$9,077,309

OTHER CORPORATE BONDS — 0.3%
Walter Investment Management Corp. — 4.50% 11/1/2019	$22,032,000	$17,405,280
California Resources Corp.
— 5.00% 1/15/2020†	9,432,000	8,535,960
— 5.50% 9/15/2021†	39,031,000	34,788,330
— 6.00% 11/15/2024†	9,432,000	8,265,262
		$68,994,832

TOTAL CORPORATE BONDS & NOTES		$604,563,285

FOREIGN GOVERNMENT — 0.9%
Singapore Treasury Bill Series 365 — 0.00% 5/2/2015	$252,000,000	$183,487,070

CORPORATE BANK DEBT — 0.0%
ATP Oil & Gas Corporation — 1.00% 3/1/2025†,††	$13,739,699	$137,397

U.S. TREASURIES — 35.4%
U.S. Treasury Bonds — 9.25% 2/15/2016	$315,000,000	$339,489,391
U.S. Treasury Notes
— 0.25% 5/15/2015	270,000,000	270,051,408
— 0.25% 7/15/2015	275,000,000	275,140,993
— 0.25% 9/15/2015	275,000,000	275,161,123
— 0.25% 9/30/2015**	250,000,000	250,136,725
— 0.25% 10/15/2015	325,000,000	325,176,150
— 0.25% 11/30/2015	300,000,000	300,090,810
— 0.25% 12/15/2015	250,000,000	250,058,600
— 0.25% 4/15/2016	250,000,000	249,832,750
— 0.25% 5/15/2016	275,000,000	274,739,493
— 0.375% 4/15/2015	230,000,000	230,007,866
— 0.375% 6/15/2015**	265,000,000	265,181,154
— 0.375% 8/31/2015	245,000,000	245,277,536
— 0.375% 1/15/2016	240,000,000	240,268,368
— 0.375% 3/15/2016	325,000,000	325,320,547
— 1.25% 10/31/2015	355,000,000	357,211,827
— 1.75% 7/31/2015	240,000,000	241,341,792
— 1.875% 6/30/2015**	275,000,000	276,224,602
— 2.00% 1/31/2016	245,000,000	248,549,389
— 2.125% 5/31/2015	180,000,000	180,602,928
— 2.125% 2/29/2016	245,000,000	249,097,282
— 2.375% 3/31/2016	305,000,000	311,256,373
— 2.50% 4/30/2015	300,000,000	300,563,970

— 2.625% 4/30/2016	$250,000,000	$256,199,950
— 4.25% 8/15/2015	250,000,000	253,867,200
— 4.50% 11/15/2015	270,000,000	277,194,285

TOTAL U.S. TREASURIES		$7,068,042,512

TOTAL BONDS & DEBENTURES (Cost $8,258,878,009)		$8,259,699,544

	Shares	Fair Value

PUT OPTIONS PURCHASED — 0.1%
JPY Put-Strike $95;expires 03/24/22;$194,350,000*(Barclays Capital Counterparty)	194,350,000	28,375,100

TOTAL INVESTMENT SECURITIES — 97.5% (Cost $16,651,376,751)		$19,482,696,213

SHORT-TERM INVESTMENTS — 2.4%
Exxon Mobil Corporation
— 0.09% 4/2/2015	$50,000,000	49,999,875
— 0.09% 4/7/2015	50,000,000	49,999,250
— 0.08% 4/14/2015	50,000,000	49,998,555
— 0.08% 4/17/2015	50,000,000	49,998,222
— 0.07% 4/21/2015	70,000,000	69,997,278
— 0.07% 4/24/2015	100,000,000	99,995,528
— 0.08% 5/4/2015	60,000,000	59,995,600
State Street Bank Repurchase Agreement — 0.00% 4/1/2015 (Dated 03/31/2015, repurchase price of $40,955,000, collateralized by $33,125,000 principal amount U.S. Treasury Bond - 3.75% 2043, fair value $41,778,906)	40,955,000	40,955,000

TOTAL SHORT-TERM INVESTMENTS (Cost $470,939,308)		$470,939,308

TOTAL INVESTMENTS — 99.8% (Cost $17,122,316,059)		$19,925,260,421

SECURITIES SOLD SHORT
COMMON STOCKS SOLD SHORT — (3.8)%
Alibaba Group Holding Ltd. (ADR) (China)	(1,346,300)	(112,066,012)
Baytex Energy Corp. (Canada)	(113,593)	(1,794,769)
ConocoPhillips	(301,000)	(18,740,260)
Crescent Point Energy Corp. (Canada)	(150,000)	(3,351,000)
WW Grainger, Inc.	(96,000)	(22,637,760)
Yahoo Japan Corp. (Japan)	(7,114,000)	(29,420,470)
Pennsylvania Real Estate Investment Trust	(600,000)	(13,938,000)
PharMerica Corp.	(320,700)	(9,040,533)
Pitney Bowes, Inc.	(401,000)	(9,351,320)
SPDR S&P Oil & Gas Exploration & Production ETF	(322,300)	(16,650,018)
Energy Select Sector SPDR Fund	(737,800)	(57,238,524)
Ventas, Inc.	(61,800)	(4,512,636)
Tencent Holdings Ltd. (China)	(23,869,500)	(453,211,534)

TOTAL COMMON STOCKS SOLD SHORT (Proceeds $697,225,887)		$(751,952,836)

Other Assets And Liabilities, net — 0.2%	37,424,453
NET ASSETS — 100.0% — NOTE 2	$19,962,684,874

*                 Non-income producing security.

††          These securities have been valued in good faith under policies adopted by authority of the Board of Trustees in accordance with the Fund’s fair value procedures. These securities constituted 1.6% of total net assets at March 31, 2015

†                 Restricted securities. These restricted securities constituted 2.9% of total net assets at March 31, 2015, most of which are considered liquid by the Adviser. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under policies adopted by authority of the Fund’s Board of Directors.

**          Security segregated as collateral for securities sold short.

NOTE 1 — Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued each day at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are principally traded, as of the close of business on that day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter market more accurately reflects the securities’ value in the judgment of the Fund’s officers, are valued at the most recent bid price. Short-term corporate notes with maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith under procedures adopted by authority of the Fund’s Board of Trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s value.

These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Fund classifies its assets based on three valuation methodologies. Level 1 values are based on quoted market prices in active markets for identical assets. Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs. Level 3 values are based on significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the Fund’s investments as of March 31, 2015:

Investments	Level 1	Level 2	Level 3	Total
Common Stocks
Infrastructure Software	$1,333,242,350.00	$—	$—	$1,333,242,350
Food & Drug Stores	680,466,086	—	—	$680,466,086
Diversified Banks	631,807,997	—	—	$631,807,997
Insurance Brokers	618,051,600	—	—	$618,051,600
Communications Equipment	528,418,920	—	—	$528,418,920
Entertainment Content	462,791,158	—	—	$462,791,158
Aircraft & Parts	459,522,388	—	—	$459,522,388
Beverages	457,510,584	—	—	$457,510,584
Electrical Components	446,865,828	—	—	$446,865,828
Advertising & Marketing	428,678,479	—	—	$428,678,479
Life Science Equipment	427,201,200	—	—	$427,201,200
P&C Insurance	415,352,032	—	—	$415,352,032
Semiconductor Devices	405,636,590	—	—	$405,636,590
Internet Media	394,097,240	—	—	$394,097,240
Exploration & Production	388,397,700	—	—	$388,397,700
Health Care Supply Chain	367,384,180	—	—	$367,384,180
Base Metals	350,370,037	—	—	$350,370,037
Household Products	289,668,035	—	—	$289,668,035
Electrical Power Equipment	203,819,112	—	—	$203,819,112
Investment Companies	195,670,187	—	—	$195,670,187
Containers & Packaging	186,772,212	—	—	$186,772,212
Integrated Oils	182,002,657	—	—	$182,002,657
Packaged Food	176,508,709	—	—	$176,508,709
Flow Control Equipment	162,813,856	—	—	$162,813,856
Medical Devices	157,584,956	—		$157,584,956
Commercial Finance	149,478,048	—	—	$149,478,048
Construction & Mining Machinery	132,107,124	—		$132,107,124
Reinsurance	131,214,845	—	—	$131,214,845
Telecom Carriers	93,824,247	—	—	$93,824,247
Casinos & Gaming	77,159,038	—	—	$77,159,038
Other Common Stocks	60,301,137			$60,301,137
Marine Shipping	—	—	51,231,873	$51,231,873
Banks	37,721,224	—	—	$37,721,224
Automotive Retailers	35,542,218	—	—	$35,542,218
Oil & Gas Services & Equipment	—	—	9,462,234	$9,462,234
Limited Partnerships	—	—	65,945,488	$65,945,488
Residential Mortgage-Backed Securities
Agency Pool Fixed Rate	—	29,907	—	$29,907
Asset-Backed Securities	—	—	72,110,967	$72,110,967
Other	—	213,608,204	117,720,202	$331,328,406
Corporate Bonds & Notes	—	604,563,285	—	$604,563,285
Foreign Government	—	183,487,070	—	$183,487,070
Corporate Bank Debt	—	—	137,397	$137,397
U.S. Treasuries	—	7,068,042,512		$7,068,042,512
Short-Term Investments	—	470,939,308	—	$470,939,308
	$11,067,981,974.00	$8,540,670,286.00	$316,608,161	$19,925,260,421
Currency Options (currency risk)	$—	$28,375,100.00	$—	$28,375,100
Forward Foreign Currency Contracts (currency risk)
Receivable	—	17,234,856	—	17,234,856
Payable	—	(920,761)	—	(920,761)
	$—	$44,689,195.00	$—	$44,689,195
Common Stock Sold Short	$(751,952,836.00)	$—	$—	$(751,952,836)

The following table summarizes the Fund’s Level 3 investment securities and related transactions during the period ended March 31, 2015:

							Net Change
							in Unrealized
	Beginning	Net Realized				Ending Value	Appreciation (Depreciation) related to Investments
Investment	Balance at December 31, 2014	and Unrealized Gains (Losses)*	Purchases	(Sales)	Gross Transfers In (Out)	at March 31, 2015	Held at March 31, 2015

Common Stocks - Long	$60,568,815	$(9,185,785)	$9,311,077	—		$60,694,107	$(9,185,785)
Limited Partnership	121,653,263	12,928,188	—	$(68,635,963)		65,945,488	2,137,285
Asset Backed Securities	78,116,888		5,267,873	(11,273,794)		72,110,967
Corporate Bank Debt	137,397					137,397
Other Bonds	119,588,499	(45,487)	—	(1,822,810)		117,720,202	41,238
	$380,064,862	$3,696,916	$14,578,950	$(81,732,567)	$	$316,608,161	$(7,007,262)

*Net realized and unrealized gains (losses) are included in the related amounts in the statement of operations

Level 3 Valuation Process: Investments classified within Level 3 of the fair value hierarchy are valued by the Adviser in good faith under procedures adopted by authority of the Fund’s Board of Trustees. The Adviser employs various methods to determine fair valuations including regular review of key inputs and assumptions, and review of related market activity, if any. However, there are generally no observable trade activities in these securities. The Adviser reports to the Board of Trustees at their regularly scheduled quarterly meetings, or more often if warranted. The report includes a summary of the results of the process, the key inputs and assumptions noted, and any changes to the inputs and assumptions used. When appropriate, the Adviser will recommend changes to the procedures and process employed. The value determined for an investment using the fair value procedures may differ significantly from the value realized upon the sale of such investment.

Transfers of investments between different levels of the fair value hierarchy are recorded at market value as of the end of the reporting period. There were no transfers between Level 1, 2 and 3 during the period ended March 31, 2015. The following table summarizes the quantitative inputs and assumptions used for items categorized as items categorized as Level 3 of the fair value hierarchy as of March 31, 2015:

Financial Assets	Fair Value at March 31, 2015	Valuation Technique(s)	Unobservable Inputs	Price/Range

Common Stocks- Long	$51,231,873	NAV adjusted to Fair Value*	N/A	$45.23

	$9,462,234	Third-Party Broker Quote**	Quotes/Prices	$18.50

Limited Partnerships	$13,292,448	NAV as Practical Expedient***	N/A	$140.33

	$10,648,035	NAV as Practical Expedient***	N/A	$104.35

	$42,005,005	NAV as Practical Expedient***	N/A	$119.03

Asset-Backed Securities	$72,110,967	Most Recent Capitlization (Funding)****	Private Financing	$100.00

Other Bonds and Debentures	$49,517,975	Methods of Comparables/Consensus Pricing*****	Quotes/Prices	$37.07- $83.60
			Discount	0.0%-39.0% (4.1%)

	$68,202,227	Most Recent Capitlization (Funding)****	Private Financing	$100.00

Corporate Bank Debt	$137,397	Third-Party Broker Quote**	Quotes/Prices	$1.00

* The NAV provided by the administrator of the LLC is reported at depreciated cost. To adjust to fair value, the Fund obtains independent appraisals of the underlying collateral and adjusts the NAV based on the difference between the two values.

** The Third-Party Broker Quote technique involves obtaining an independent third-party broker quote for the security.

*** No adjustments were made to the NAV provided by the administrator of the Limited Partnerships. Adjustments to the NAV would be considered if the practical expedient NAV was not as of Fund’s measurement date; it was probable that the Limited Partnerships would be sold at a value materially different than the reported expedient NAV; or it was determined in accordance with the Fund’s valuation procedures that the Limited Partnerships are not being reported at fair value.

****The significant unobservable inputs used in the fair value measurement of the Fund’s Private Investment shares are based on its most recent funding. If the financial condition of the underlying assets were to deteriorate, or if the market comparables were to fall, the value of this investment would be lower.

***** The Pricing Model technique for Level 3 securities involves preparing a proprietary broker price opinion (BPO) model using valuation information provided by the loan servicer based on local market resources and sales trends published by the National Association of Realtors, and a broker, and then applying an appropriate discount to that valuation. The discount reflects market conditions such as lack of liquidity of the investment, the costs associated with foreclosure and liquidation, the historical performance of the loan pool and the characteristics of the remaining loans including whether or not the loans are performing.

Forward foreign currency contracts: Forward foreign currency contracts are agreements to exchange one currency for another at a future date and at a specified price. The Fund’s transactions in forward foreign currency contracts are limited to transaction and portfolio hedging. The contractual amounts of forward foreign currency contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered and could exceed the net unrealized value shown in the tables below. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values. Forward foreign currency contracts are valued daily at the foreign exchange rates as of the close of the New York Stock Exchange.

At March 31, 2015 the Fund, held forward foreign currency contracts, which are considered derivative instruments, each of whose counterparty is either Barclays Capital (BC) or State Street Bank and Trust (SSB), as follows:

Foreign Currency Sold	Local Contract Amount	Settlement Date	Valuation at March 31, 2015	Unrealized Appreciation/ (Depreciation)

EUR (BC)	118,300,000	06/23/2015	$126,424,844	$(920,761)
SGD (SSB)	252,000,000	05/04/2015	200,726,439	17,234,856
Total Appreciation			$327,151,283	$16,314,095

NOTE 2 — Federal Income Tax

The aggregate cost of investment securities (excluding securities sold short) was $16,713,849,915 for Federal income tax purposes. Net unrealized appreciation for Federal income tax for those investment securities consists of:

Gross unrealized appreciation:	$3,136,382,494
Gross unrealized depreciation:	$(367,536,196)
Net unrealized appreciation:	$2,768,846,298

ITEM 2. CONTROLS AND PROCEDURES.

(a)                                 The principal executive officer and principal financial officer of the registrant have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

(a)                                 Separate certification for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940. Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange  Act of  1934  and  the  Investment  Company  Act  of  1940,  the registrant has duly caused this report to be signed  on  its behalf by the undersigned, thereunto duly authorized.

FPA FUNDS TRUST’S FPA CRESCENT FUND

By:	/s/ J. Richard Atwood
J. Richard Atwood, President
(Principal Executive Officer)

Date:	May 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant  and  in the capacities  and  on  the  dates indicated.

FPA FUNDS TRUST’S FPA CRESCENT FUND

By:	/s/ J. Richard Atwood
J. Richard Atwood, President
(Principal Executive Officer)

Date:	May 29, 2015

By:	/s/ E. Lake Setzler III
E. Lake Setzler III, Treasurer
(Principal Financial Officer)

Date:	May 29, 2015